Borrowings (Details)									12 Months Ended
	Apr. 10, 2025 USD ($)	Apr. 10, 2025 MYR (RM)	Jul. 12, 2022 USD ($)	Jul. 12, 2022 MYR (RM)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 MYR (RM)	Sep. 07, 2021 USD ($)	Sep. 07, 2021 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 MYR (RM)	Apr. 10, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)	Jul. 12, 2022 MYR (RM)	Jan. 26, 2022 MYR (RM)	Sep. 07, 2021 MYR (RM)
Borrowings [Line Items]
Weighted average interest rate									8.05%	7.61%	6.86%
Long-term borrowings									$ 96,560	$ 72,579
Weighted average interest rate of long-term borrowings									4.70%	3.96%	4.07%
Alliance Islamic Bank Berhad [Member]
Borrowings [Line Items]
Borrow funds			$ 1,814,569												RM 7,360,000
Repays amount			$ 8,999	RM 38,524
Malayan Banking Berhad [Member]
Borrowings [Line Items]
Borrow funds							$ 108,481										RM 440,000
Repays amount							$ 1,982	RM 8,254
RHB Bank Berhad [Member]
Borrowings [Line Items]
Borrow funds					$ 332,840											RM 1,350,000
Repays amount					$ 1,587	RM 6,795
United Overseas Bank (Malaysia) Bhd [Member]
Borrowings [Line Items]
Borrow funds	$ 49,310												RM 200,000
Repays amount	$ 1,467	RM 6,281
BFR [Member]
Borrowings [Line Items]
Base rate per annum									6.42%
BLR [Member]
Borrowings [Line Items]
Base rate per annum									6.40%
US [Member] | BLR [Member]
Borrowings [Line Items]
Long-term borrowings									$ 96,560	$ 72,579
MALAYSIA | BLR [Member]
Borrowings [Line Items]
Long-term borrowings | RM												RM 391,649		RM 324,391
Mr. Goh Kok E [Member]
Borrowings [Line Items]
Commitment fee per annum									1.00%
Mrs. Tan Yee Wei [Member]
Borrowings [Line Items]
Commitment fee per annum									1.00%
Alliance Islamic Bank Berhad [Member]
Borrowings [Line Items]
Unutilized amount in line of credit (in Dollars)									$ 5,944
RHB Bank Berhad [Member]
Borrowings [Line Items]
Unutilized amount in line of credit (in Dollars)									67,412
Malayan Banking Berhad [Member]
Borrowings [Line Items]
Unutilized amount in line of credit (in Dollars)									$ 37,007
Minimum [Member]
Borrowings [Line Items]
Interest charged per annum									5.00%	5.00%	5.00%	5.00%		5.00%
Maximum [Member]
Borrowings [Line Items]
Interest charged per annum									8.65%	8.65%	8.65%	8.65%		8.65%